Annual Fund Operating Expenses - Class R and Class R4 - Transamerica International Growth	Mar. 01, 2021
R4
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.05%	[1]
Total annual fund operating expenses	1.05%
R
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.04%	[1]
Total annual fund operating expenses	1.29%

[1]	Other expenses are based on estimates for the current fiscal year.